Note 13 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 0.1	$ 0.1
Operating Leases, Future Minimum Payments Due, Next Twelve Months	0.1
Operating Leases, Future Minimum Payments, Due in Two Years	0.1
Operating Leases, Future Minimum Payments, Due in Three Years	0.1
Tarrytown, New York [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property (in Square Feet)	4,000
Herzliya, Israel [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property (in Square Feet)	1,100
Estimated Payable from 2014 - 2016 (Member)
Note 13 - Commitments and Contingencies (Details) [Line Items]
Effect on Future Cash Flows, Amount	$ 0.9